Subsequent Events	12 Months Ended
Dec. 31, 2017
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Subsequent Events

Note 28. Subsequent Events

In January, 2018, Eduardo Padilla Silva replaced Carlos Salazar Lomelin as the Company’s Chief Executive Officer.

On March 7, 2018, the Company’s Board of Directors agreed to propose the payment of a cash ordinary dividend in the amount of Ps. 9,221 to be paid in two equal installments as of May 4, 2018 and November 6, 2018. This ordinary dividend was approved by the Annual Shareholders meeting on March 16, 2018.